November 1, 2001

                 GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.

                           SUPPLEMENT TO PROSPECTUS

                            DATED FEBRUARY 1, 2001

      THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT - PORTFOLIO MANAGER":

      Effective  November  1,  2001,  Joseph  P. Darcy became the Fund's primary
portfolio  manager.   Mr.  Darcy  has  been  employed  by Dreyfus as a portfolio
manager    since    1994.

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